Long-Term Investment (Details) - Nanjing Baituo Visual Technology Co., Ltd [Member]	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Jul. 31, 2022 CNY (¥)
Long-Term Investment [Line Items]
Long-term investment			¥ 1,500,000
Equity interests percentage			15.00%
Equity method intial cost		¥ 1,500,000
Consideration amount		¥ 3,900,000
Investment income (in Dollars) | $	$ 333,134